Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

On February 28, 2012, the Company acquired Inedible Software, LLC, a developer of mobile apps and related mobile app technologies.

On March 28, 2012, the Company entered into a securities purchase agreement with an accredited investor whereby it sold an aggregate of 1,000,000 units (the “Units”), each Unit comprised of three shares of our common stock and a warrant to purchase one share of common stock at a price per Unit of $1.50. As a result of the sale, which closed on the same day as entering into the securities purchase agreement, the Company issued to the investor 3,000,000 shares of common stock and a warrant to purchase 1,000,000 shares of common stock for an aggregate purchase price of $1,500,000. The warrant has a three year term and may be exercised at an exercise price of $0.90 per share, subject to adjustment in the case of stock splits, distributions, reorganizations, recapitalizations and the like, and may be exercised on a cashless basis under certain circumstances. The warrant contains full ratchet anti-dilution protection in the case of a share issuance for consideration less than the then exercise price of the warrant, subject to customary exceptions.  In addition, certain issuances of the Company's securities below $0.50 per share require the prior written approval of such investor.